Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and contingencies.
Effect of Nuclear Technology and other environmental obligations on cash flows

($ in millions)	2011	2010	2009
Cash expenditures:
Nuclear Technology business	145	20	11
Various businesses	4	6	18

	149	26	29

Effect of Nuclear Technology and other environmental obligations on the balance sheet

	December 31,
($ in millions)	2011	2010
Provision balance relating to:
Nuclear Technology business	24	181
Various businesses	68	65

	92	246

Environmental provisions included in:
Provisions and other current liabilities	22	161
Other non-current liabilities	70	85

	92	246

Best estimate of future payments for guarantee obligations

	December 31,
	2011	2010
($ in millions)	Maximum potential payments
Performance guarantees	148	125
Financial guarantees	85	84
Indemnification guarantees	194	203

Total	427	412

Provisions for warranties

($ in millions)	2011	2010
Balance at January 1,	1,393	1,280
Warranties assumed through acquisitions	10	—
Claims paid in cash or in kind	(177)	(183)
Net increase in provision for changes in estimates, warranties issued and warranties expired	124	280
Exchange rate differences	(26)	16

Balance at December 31,	1,324	1,393